Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Jul. 31, 2025		Jul. 31, 2025	Jul. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(5.60%)		0.02%	1.91%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	(3.41%)		0.32%	1.78%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	(1.74%)		1.07%	2.53%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(1.91%)		0.88%	2.36%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(2.47%)		0.32%	1.78%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[1]	0.13%	2.11%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[2]	0.13%	2.11%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[3]	0.13%	2.11%

[1]
†	Amount represents less than -0.005%.

[2]
†	Amount represents less than -0.005%.

[3]
†	Amount represents less than -0.005%.